Share-Based and Unit-Based Compensation - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Minimum risk-free interest rate	0.06%
Maximum risk-free interest rate	0.36%
Risk-free interest rate		1.85%
Minimum expected volatility	51.00%
Maximum expected volatility	53.00%
Expected volatility		45.00%
Discount for lack of marketability	8.20%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months	4 years 8 months 23 days
Discount for lack of marketability		21.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	2 years	7 years 8 months 23 days
Discount for lack of marketability		24.00%